UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:		100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, January 30, 2006


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	110

Form 13F Information Table Value Total:	$110,731


List of Other Included Managers:    NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp.                    COM              885535104      285    79300 SH       SOLE                    42000             37300
3M                             COM              604059105      672     8666 SH       SOLE                     3966              4700
Adobe Systems                  COM              00724F101      710    19200 SH       SOLE                    12000              7200
Altria Group Inc.              COM              02209S103     3951    52874 SH       SOLE                    24534             28340
American Express Co.           COM              025816109      525    10200 SH       SOLE                     2800              7400
Amgen Inc.                     COM              031162100     1757    22277 SH       SOLE                    11005             11272
Anheuser Busch Companies Inc.  COM              035229103      756    17600 SH       SOLE                     5500             12100
Arkansas Best                  COM              040790107      293     6700 SH       SOLE                     4800              1900
BP-Amoco                       COM              055622104     1750    27250 SH       SOLE                     1978             25272
BankAmerica Corp.              COM              060505104      701    15190 SH       SOLE                     8858              6332
Boeing Company                 COM              097023105      246     3500 SH       SOLE                      500              3000
Borland Software Corp.         COM              099849101      157    24000 SH       SOLE                    12000             12000
Bright Horizons Family Solutio COM              109195107      222     6000 SH       SOLE                     4600              1400
Carolina Group - Loews Corp    COM              540424207      356     8100 SH       SOLE                     3300              4800
Cerner Corp.                   COM              156782104      273     3000 SH       SOLE                     2300               700
Chevron Corp. New              COM              166764100      680    11978 SH       SOLE                     1476             10502
Church & Dwight Co. Inc.       COM              171340102      377    11400 SH       SOLE                     4800              6600
Citigroup Inc.                 COM              172967101     2881    59357 SH       SOLE                    29519             29838
Constellation Brands Inc.      COM              21036P108     1123    42800 SH       SOLE                    19600             23200
Corning Inc.                   COM              219350105      395    20100 SH       SOLE                     4400             15700
Corporate Executive Board Co.  COM              21988r102      314     3500 SH       SOLE                     2600               900
Countrywide Financial Corp.    COM              222372104      437    12796 SH       SOLE                     6198              6598
Coventry Health Care Inc.      COM              222862104      470     8250 SH       SOLE                     4850              3400
E. W. Scripps                  COM              811054204      895    18632 SH       SOLE                    13132              5500
Eastman Kodak                  COM              277461109      222     9500 SH       SOLE                      800              8700
Engineered Support Systems     COM              292866100      391     9400 SH       SOLE                     7500              1900
Erie Family Life               COM              295242101      310    11215 SH       SOLE                     1375              9840
Erie Indemnity                 COM              29530P102     1375    25850 SH       SOLE                    17539              8311
Expedia Inc.                   COM              30212p105      210     8750 SH       SOLE                     4900              3850
Expeditors International Of Wa COM              302130109      230     3400 SH       SOLE                     2800               600
Exxon Mobil Corporation        COM              30231G102     5579    99319 SH       SOLE                     6659             92660
FNB Corp.                      COM              302520101      484    27883 SH       SOLE                    27745               138
Fannie Mae                     COM              313586109      234     4800 SH       SOLE                      800              4000
Federal Express                COM              31428X106      455     4400 SH       SOLE                     2300              2100
First Data Corporation         COM              319963104     1458    33900 SH       SOLE                    15900             18000
Fiserv Inc.                    COM              337738108      281     6500 SH       SOLE                     3500              3000
General Electric               COM              369604103     1805    51486 SH       SOLE                    27886             23600
Genesee & Wyoming Inc. Class A COM              371559105      396    10550 SH       SOLE                     7550              3000
Genuine Parts                  COM              372460105      408     9300 SH       SOLE                     9000               300
H.J. Heinz Company             COM              423074103      419    12418 SH       SOLE                     5118              7300
Home Depot                     COM              437076102     1251    30906 SH       SOLE                    16406             14500
IAC/Interactive Corp.          COM              44919P300      345    12200 SH       SOLE                     5350              6850
Intel Corp.                    COM              458140100      690    27638 SH       SOLE                     4000             23638
JC Data Solutions Inc.         COM              47214a100        1    15000 SH       SOLE                    15000
Knight Transportation Inc.     COM              499064103      219    10575 SH       SOLE                     8625              1950
L-3 Communications Hlds        COM              502424104     1149    15450 SH       SOLE                     6750              8700
Lawson Software Inc.           COM              520780107      176    24000 SH       SOLE                    12000             12000
Legg Mason Inc.                COM              524901105      873     7298 SH       SOLE                     4000              3298
Marsh & McClellan              COM              571748102      575    18100 SH       SOLE                     8800              9300
Michaels Stores Inc            COM              594087108      460    13000 SH       SOLE                     5400              7600
Microsoft                      COM              594918104     1207    46164 SH       SOLE                    28384             17780
National City Corp.            COM              635405103      451    13446 SH       SOLE                     3484              9962
New York Community Bancorp     COM              649445103      210    12725 SH       SOLE                     6461              6264
North Fork Bancorp             COM              659424105      568    20772 SH       SOLE                    17300              3472
Novell Inc.                    COM              670006105      213    24100 SH       SOLE                    12100             12000
Patterson Cos. Inc.            COM              703395103      805    24100 SH       SOLE                    11900             12200
PepsiCo Inc.                   COM              713448108      300     5075 SH       SOLE                     3975              1100
Pfizer Inc.                    COM              717081103      389    16680 SH       SOLE                     4700             11980
Procter & Gamble               COM              742718109      642    11100 SH       SOLE                     7800              3300
Schering Plough Corp.          COM              806605101      273    13112 SH       SOLE                     3712              9400
Southern Company               COM              842587107      260     7520 SH       SOLE                     3720              3800
St. Paul Travelers Companies I COM              792860108     1212    27138 SH       SOLE                    13706             13432
Stryker Corp                   COM              863667101      540    12151 SH       SOLE                     5451              6700
Time Warner, Inc.              COM              883717105      205    11750 SH       SOLE                     3700              8050
US Bancorp                     COM              902973304      263     8800 SH       SOLE                     4700              4100
Union Pacific Corp.            COM              907818108      201     2500 SH       SOLE                                       2500
United Healthcare              COM              91324p102      969    15600 SH       SOLE                     6900              8700
United Parcel Service, Class B COM              911312106      349     4650 SH       SOLE                     2350              2300
Varian Medical Systems Inc.    COM              92220P105      378     7500 SH       SOLE                     5200              2300
Verizon Communications         COM              92343V104      534    17730 SH       SOLE                    14065              3665
Wachovia Corp New              COM              337358105      359     6796 SH       SOLE                     4110              2686
Wells Fargo & Co               COM              949746101      540     8600 SH       SOLE                     5850              2750
Yahoo Inc.                     COM              984332106      360     9200 SH       SOLE                     4000              5200
Fidelity Adv Equity Growth Fd  MF               315805101      278     5480 SH       SOLE                     5480
Schwab Instl Select S&P 500    MF               808509798    10727  1094622 SH       SOLE                  1094622
Vanguard 500 Index Fund        MF               922908108     1087     9457 SH       SOLE                     5959              3498
Vanguard Windsor II            MF               922018205     3829   122226 SH       SOLE                   118273              3953
ishares S&P 500                MF               464287200      539     4325 SH       SOLE                     3085              1240
Calamos Growth Cl A            MF               128119302     6579   119482 SH       SOLE                   116955              2528
Janus MC Value Fd              MF               471023598     3053   136787 SH       SOLE                   129615              7172
Meridian Growth Fd             MF               589619105      920    25161 SH       SOLE                    24680               481
Muhlenkamp Fund                MF               962096103     7029    83240 SH       SOLE                    79748              3492
Oakmark Select Fund            MF               413838608     1722    52336 SH       SOLE                    52336
Rainier Small/Mid Growth Fd    MF               750869208     1547    46677 SH       SOLE                    43147              3530
T Rowe MC Growth               MF               779556109     6840   126338 SH       SOLE                   125241              1098
ishares Russell MC Growth      MF               464287481      285     3035 SH       SOLE                       80              2955
Buffalo Small Cap              MF               119804102     1228    48283 SH       SOLE                    47722               561
Diamond Hill SC Fd A           MF               25264s304     1332    55633 SH       SOLE                    54603              1030
FPA Capital                    MF               302539101      336     7840 SH       SOLE                     7840
Janus SC Value Fd              MF               083902205     1425    50985 SH       SOLE                    50985
UMB Scout Sm Cap               MF               90280r102      763    48109 SH       SOLE                    45420              2689
Vanguard Explorer Fd           MF               921926101     1922    25589 SH       SOLE                    24968               620
ishares Russell 2000 Value     MF               464287630      248     3769 SH       SOLE                     2089              1680
Artisan Int'l Fund             MF               04314H204     1859    73463 SH       SOLE                    73463
Julius Baer Intl Eqty A        MF               481370104     1192    33643 SH       SOLE                    32879               763
UBS Global Allocation Fd CL A  MF               90262h627      197    14675 SH       SOLE                    14675
UMB Scout Worldwide Fd         MF               90280u105      458    16209 SH       SOLE                    13144              3065
ABN Amro Capital 5.90% Series  PFD              00372P203      322    13600 SH       SOLE                     6300              7300
ABN Amro Capital 6.08% Series  PFD              00372Q201      217     8900 SH       SOLE                     5200              3700
Bank of America Capital 7.00%  PFD              055187207      254    10000 SH       SOLE                                      10000
Citigroup Capital 6.10% TRUPS  PFD              173064205      312    12800 SH       SOLE                     5400              7400
Countrywide Capital IV 6.75%   PFD              22238E206      265    10500 SH       SOLE                     2400              8100
Fanniemae  4.75%               PFD              313586836      245     6000 SH       SOLE                      300              5700
Fleet Capital 7.20% Series VII PFD              33889X203      330    13000 SH       SOLE                     1000             12000
GE Capital Corp. 6.625% PINES  PFD              369622527      298    11800 SH       SOLE                     1000             10800
GMAC 7.375%                    PFD              370425308      329    15300 SH       SOLE                     2800             12500
J.P. Morgan Chase Capital 7.00 PFD              46623D200      262    10300 SH       SOLE                                      10300
J.P. Morgan Chase Capital XI 5 PFD              46626V207      375    16200 SH       SOLE                     4600             11600
SLM Corp Floater CPI + 200     PFD              78442p403      404    15800 SH       SOLE                    11200              4600
Suntrust Capital 7.05% Series  PFD              86789N204      268    10600 SH       SOLE                      300             10300